INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of current and deferred components of income tax expense

	Years ended December 31,
	2011	2012	2013
Current tax expense
—PRC and Hong Kong	$968	$5,295	$5,404
—Japan	78	41	61
—U.S.	330	10	299
—Singapore	1,006	670	515
—Australia	—	91	1,239
—Europe	—	—	67

	2,382	6,107	7,585

Deferred tax expense (benefit)
—PRC and Hong Kong	(881)	(2,070)	(293)
—Japan	(42)	(102)	(802)
—U.S.	241	(2,486)	(1,181)
—Singapore	18	(81)	(276)
—Australia	—	(155)	226
—Europe	—	(3)	(291)

	(664)	(4,897)	(2,617)

Income tax expense	$1,718	$1,210	$4,968

Schedule of the preferential tax rates

Subsidiaries	0%	10%	12.5%	15%
Pactera Dalian(1)(9)	—	2011 – 2013	—	—
Pactera Shenzhen Systems(3)	—	—	—	2011 – 2013
Pactera Chengdu(1)	—	—	—	2011 – 2013
HiSoft Beijing(1)	—	—	—	2011 – 2013
Pactera Wuxi(2)	2011	—	2012 – 2013	—
HURO(1)	—	—	—	2011 – 2013
Pactera Jinxin(1)	—	—	—	2012 – 2013
Glory(1)	—	—	—	2011 – 2013
Pactera Beijing(4)	—	2011 – 2012	—	2013
Pactera Nanjing(5)	—	—	2011 – 2013	—
Pactera Shenzhen(6)	2011	2013	2012	—
Beijing DPC(7)	—	—	—	2011 – 2013
Pactera Shanghai(8)	—	2011 – 2012	—	2013
Sunwin(1)	—	—	—	2012 – 2013
(1)
The "High and New Technology Enterprise" (the "new HNTE") status obtained by Pactera Dalian, Pactera Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Pactera Jinxin and Sunwin in 2012, under the Enterprise Income Tax Law (the "EIT Law") effective on January 1, 2008, are valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)
Pactera Wuxi was certified as software enterprise in 2010. Starting from 2010, Pactera Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)
In 2010, Pactera Shenzhen Systems was certified as "Advanced Technology Service Enterprise" and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)
Pactera Beijing obtained the new HNTE in 2008 and the HNTE certificate was renewed in 2011. Pactera Beijing was further recognized as a "key software enterprise under the State plan" in 2012, which entitled it to a 10% preferential income tax rate in 2011 and 2012. For 2013, Pactera Beijing would enjoy the preferential income tax rate of 15% as HNTE.

(5)
Pactera Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)
Pactera Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014. It was further recognized as a "key software enterprise under the State plan" in 2013, which would entitle it to a 10% preferential income tax rate in 2013 and 2014.

(7)
Beijing DPC was qualified for the new HNTE and the certificate was renewed in 2012. As such, it is entitled to 15% tax rate from 2011 to 2013.

(8)
Pactera Shanghai was qualified as the new HNTE in December 2009, and was further recognized as a "key software enterprise under the State plan" in December 2009 and 2012, respectively, which entitled it to a 10% preferential income tax rate in 2009 through 2012. Pactera Shanghai obtained the advanced technology service enterprises certificate in 2010 and renewed the certificate in 2012, which makes it eligible for a 15% income tax rate in 2013.

(9)
Pactera Dalian was further recognized as a "key software enterprise under the State plan" in 2012 and 2013, respectively, which would entitle it to a 10% preferential income tax rate from 2011 to 2014.

Schedule of principal components of the Group's deferred income tax assets and liabilities

	Years ended December 31,
	2011	2012	2013
Deferred tax assets
Gross	$5,949	$16,829	$17,681
Less: Valuation allowance	(5,033)	(4,596)	(4,531)

Total net deferred tax assets	916	12,233	13,150

Deferred tax assets—current:
Allowance for doubtful accounts	1,954	2,742	1,667
Accrued expenses	131	6,217	6,249

Total deferred taxes assets—current	2,085	8,959	7,916
Less: Valuation allowance	(1,462)	(19)	(130)

Net deferred tax assets—current, net	623	8,940	7,786

Deferred tax assets—non-current:
Net operating losses	3,811	6,975	9,138
Depreciation	53	895	627

Total deferred taxes assets—non-current	3,864	7,870	9,765
Less: Valuation allowance	(3,571)	(4,577)	(4,401)

Net deferred tax assets—non-current, net	293	3,293	5,364

Current deferred tax liabilities:
Depreciation	(8)	—	—
Unbilled account receivables	—	(411)	(352)

Current deferred tax liabilities	(8)	(411)	(352)

Non-current deferred tax liabilities:
Intangible assets	(3,017)	(11,145)	(9,312)
Depreciation	(88)	(116)	(133)

Non-current deferred tax liabilities	$(3,105)	$(11,261)	$(9,445)

Schedule of reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense

	Years ended December 31,
	2011	2012	2013
Tax expenses at statutory tax rate in PRC	$5,029	$1,128	$3,184
Permanent differences	551	314	695
Different tax jurisdictions	306	3,253	6,556
Tax holiday in the PRC	(4,788)	(3,102)	(4,225)
Change in valuation allowance	861	(437)	(65)
Preferential tax refund	—	—	(1,724)
Other	(241)	54	547

Income tax expense	$1,718	$1,210	$4,968

Schedule of components of consolidated income before income tax expense as either domestic or foreign

	Years ended December 31,
	2011	2012	2013
Domestic (Cayman Islands)	$(7,125)	$(22,937)	$(26,246)
Foreign (PRC)	18,873	19,795	26,887
Foreign (Others)	8,368	7,654	12,096

Income before income tax expense	$20,116	$4,512	$12,737